Common Stock and Stock-Based Awards - 2022 Employment Inducement Award Plan - Additional Information (Details) - 2022 Employment Inducement Award Plan [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 14, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock incentive plan description	2,500,000 shares of common stock were reserved for issuance under the 2022 Plan. Any shares subject to awards previously granted under the 2022 Plan that expire, terminate or are otherwise surrendered, canceled, or forfeited in any case, in a manner that results in the Company acquiring the shares covered by the award at a price not greater than the price (as adjusted to reflect any equity restructuring) paid by the Participant for such shares or not issuing any shares covered by the award, the unused shares covered by the award will again be available for award grants under the 2022 Plan.
Number of shares initially reserved for issuance		2,500,000
Shares available for future grant	2,382,884